OTHER CURRENT FINANCIAL ASSETS - Schedule of interest rates on maturities of time deposits (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minimum | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	3.00%	2.50%
Minimum | Foreign currencies
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	3.75%	4.57%
Maximum | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	6.50%	7.25%
Maximum | Foreign currencies
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	4.45%	4.61%